Segregated funds (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Segregated Funds Net Assets

Segregated funds net assets

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Cash	$19	$1
Investment in mutual funds	1,348	1,217
Other assets (liabilities) net	1	(2)
	$1,368	$1,216

Changes in Segregated Funds Net Assets
Changes in net assets
	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Net assets at beginning of period	$1,216	$981
Additions (deductions):
Deposits from policyholders	537	430
Net realized and unrealized gains (losses)	(40)	87
Interest and dividends	31	26
Payment to policyholders	(342)	(279)
Management and administrative fees	(34)	(29)
Net assets at end of period	$1,368	$1,216